ACQUISITION - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Sep. 22, 2021 USD ($) $ / shares shares	Sep. 22, 2021 CNY (¥) shares	Aug. 15, 2021 USD ($)	Aug. 15, 2021 CNY (¥)	Jan. 30, 2020 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 $ / shares	Sep. 22, 2021 CNY (¥)
Amount of shares issued | ¥						¥ 49,242	¥ 75,460	¥ 72,602
Class A ordinary shares
Shares issued					1,333,360
ADR [Member]
Shares issued					1,333,360
Dr. Chris Chang Yu
Shares issued						252,925
Amount due to related party	$ 1,334									¥ 2,395
Share price | $ / shares									$ 3.49
Dr. Chris Chang Yu | Anpai Shanghai
Consideration for acquisition		¥ 8,500	$ 1,333	¥ 8,500
Dr. Chris Chang Yu | Class A ordinary shares
Shares issued	106,395	106,395
Amount due to related party | $	$ 376
Share price | $ / shares	$ 3.49
Dr. Chris Chang Yu | ADR [Member]
Shares issued	250,000	250,000
Amount of shares issued	$ 945	¥ 6,105